Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-Lived	[1]	¥ (1,950)	¥ (1,950)
General And Administrative Expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-Lived		¥ 0	¥ 1,950	¥ 0

[1]	Impairment loss recorded in general and administrative expenses for the years ended December 31, 2022, 2023 and 2024 were nil, RMB1,950 and nil, respectively.